Share-based Compensation	12 Months Ended
Dec. 31, 2013
Share-based Compensation
Share-based Compensation

16.  Share-based Compensation

a)              Share Incentive Plan

On May 14, 2007, the Board of Directors of the BVI Company approved the plan, which provides for the issuance of options to purchase up to 2,960,606 ordinary shares, to any qualified persons, as determined by the Board of Directors of the BVI Company. On December 8, 2010, the Board of Directors of the Company passed a resolution to increase the total number of ordinary shares reserved under the Plan to 5,233,920 ordinary shares.

On June 15, 2012, the shareholders passed a resolution to increase the maximum aggregate number of ordinary shares that may be delivered pursuant to awards granted to eligible persons under the Plan by 2,400,000 ordinary shares, from 5,233,920 ordinary shares to 7,633,920 ordinary shares, and amended the Plan to allow the administrator of the Plan to have additional flexibility to re-price awards granted under this Plan, including the re-pricing of “underwater” share options, without shareholder approval.

As stipulated in the share option agreements, the awards granted shall vest in accordance with one of the following conditions: (1) over a four-year service period, with 25% of the options to vest on the first anniversary of the date of grant, and the remaining 75% of the options to vest on a pro-rata basis of the calendar quarter-end of each of the 12 quarters after the first anniversary of the date of grant; or (2) over a four-year service period, with 25% of the options to vest on the date of IPO, and the remaining 75% of the options to vest on a pro-rata basis on the calendar quarter-end of each of the 12 quarters following the date of IPO; or (3) 100% upon the date of IPO.

On July 12, 2012, the Board of Directors of the Company approved to amend certain option awards granted by the Company to a director and certain employees of the Company during the period from December 2010 to July 2011. A total of 546,000 share options granted at the original exercise prices of $5.00 to $7.44 per share were cancelled and replaced by a total of 255,453 share options with an exercise price of $3.227 per share, the then fair value of the ordinary share on the modification date.

On June 5, 2013, the Board of Directors of the Company approved to amend 120,850 share options granted by the Company to certain directors, employees of the Company and a non-employee on June 6, 2007 to extend the option life for one year to June 5, 2014.

The modifications were accounted for pursuant to ASC 718 under US GAAP. The incremental fair value before and after the modification was recognized as follows: (a) for vested options, the incremental share-based compensation expenses are recognized immediately; (b) For non-vested options, the incremental share-based compensation expenses are recognized in the statement of comprehensive income over the remaining vesting period. The incremental fair values were determined to be immaterial.

The Company’s share option activities for the years ended December 31, 2011, 2012 and 2013 are summarized below:

	Share options outstanding
	Share options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Weighted average grant date fair value
		US$		US$
Balances outstanding at January 1, 2011	3,221,800	1.50	4.50	1.05
Granted	1,699,813	5.24		2.67
Exercised	(164,841)	1.10		1.05
Forfeited	(374,136)	3.79		2.31
Balances outstanding at December 31, 2011	4,382,636	2.78	4.23	1.57
Granted	2,410,000	3.35		1.26
Exercised	(913,801)	1.05		0.90
Modified	(290,547)	3.23		1.06
Forfeited	(1,169,906)	4.35		1.95
Expired	(50,000)	0.30		0.02
Balances outstanding at December 31, 2012	4,368,382	2.69	4.34	1.30
Granted	90,000	4.61		1.15
Exercised	(981,992)	1.33		1.32
Forfeited	(291,915)	3.87		1.37
Expired	(50,000)	0.30		0.05
Balances outstanding at December 31, 2013	3,134,475	3.10	3.98	1.31

Exercisable at December 31, 2011	1,716,844	1.15	3.16	1.09
Exercisable at December 31, 2012	1,353,698	1.40	2.39	1.24
Exercisable at December 31, 2013	1,357,529	2.75	3.40	1.31

As of December 31, 2013, the intrinsic value of outstanding and exercisable share options was US$2,927 and US$1,729, respectively, which is calculated as the difference between the Company’s closing stock price as of December 31, 2013 and the exercise price of the share options.

For the year ended December 31, 2011, 2012 and 2013, the total intrinsic value of options exercised was US$612, US$2,172 and US$2,665, respectively.

The fair value of each option at the grant date and modification date were estimated using the Binominal Option Pricing Model by the Company with assistance from independent valuation specialists.

The following table summarizes the assumptions used to estimate the fair values of the share options granted in the years presented:

	For the year ended December 31,
	2011	2012	2013

Risk-free interest rate	1.18%-2.64%	1.30%-2.25%	2.05%
Exercise multiple	2.80	2.80	2.80
Expected forfeiture rate	5%	5%	5%
Contractual life of option	6 years	6 years	6 years
Expected volatility	33.98%-39.39%	38.00%-38.88%	39.00%
Dividend yield	—	—	5%

The risk-free interest rate was based on the market yield of US$ denominated China International Government Bonds with maturity terms equal to the contractual life of option. The exercise multiple is calculated as the ratio of fair value of stock over the exercise price as at the time the share option is exercised and estimated based on an empirical research study regarding the early exercise behavior of employees with share options. Expected forfeiture rate was estimated based on annual staff turnover for periods after June 2007. Pursuant to the Plan, the contractual life of the share options is 6 years. The expected volatility was estimated based on the price volatility of the shares of comparable companies in the internet media business because the Company was not a public company at the grant dates prior to May 11, 2011 and was a public company for a short period of time at the grant dates after May 11, 2011, and therefore did not have data to calculate expected volatility of the price of the underlying ordinary shares over the contractual life of option. For the options granted before 2013, no dividends were assumed in the estimation considering the Company has no history or expectation of paying dividends on its ordinary shares. For the options granted in 2013, 5% dividends were assumed in the estimation considering the Company’s plan to distribute annual dividends in 2013 and thereafter.

The total fair value of equity awards vested during the year ended December 31, 2011, 2012 and 2013 were RMB22,759, RMB4,246 and RMB9,275, respectively.

For the years ended December 31, 2011, 2012 and 2013, the Group recorded share-based compensation of RMB12,675, RMB10,891 and RMB8,276, respectively, using graded-vesting method, for the options granted with service conditions.

Upon the closing of the Company’s IPO on May 16, 2011, share options to purchase a total of 602,183 shares which were granted to several employees and non-employees were fully vested. Accordingly, the Group recorded IPO related share-based compensation expenses of RMB17,534 for the year ended December 31, 2011.

As of December 31, 2013, total amount of unrecognized compensation costs relating to non-vested share options granted by the Company amounted to RMB5,551. These unrecognized compensation costs are expected to be recognized over a weighted average period of 0.88 years.

b)             Founder’s Shares

On December 16, 2009, pursuant to an agreement entered into by Ms. Haiyan Gong and the chief operating officer (“COO”) of the Company (“Founder’s Share Agreement”), the COO was granted 398,000 options for the BVI Company’s ordinary shares (the “Founder’s Shares”) held by Aprilsky Ltd., a company ultimately owned by Ms. Haiyan Gong. The awards have an exercise price of US$1.256 and shall vest over a four year period, with 50% of the options to vest on the second anniversary and 50% of the options to vest on the fourth anniversary of the Founder’s Share Agreement signing date, subject to the employee’s continued service with the Company.

The Company recognized these awards as employee share-based compensation awards in accordance with the applicable guidance, and measured the fair value of the awards on the grant date. Compensation expense was recognized over the requisite service period using the graded vesting method.

Share-based compensation expenses related to the Founder’s Shares of RMB333, RMB92 and RMBnil were recognized in general and administrative expenses in the consolidated statements of comprehensive income for the year ended December 31, 2011, 2012 and 2013, respectively.

In July 2012, upon the termination of employment of the COO, the unexercised options were forfeited and the recognized compensation cost was reversed.

c)                Restricted Shares

In March, December 2012 and September 2013, the Company granted 232,500, 49,040 and 34,286 restricted shares (the “Restricted Shares”), respectively, to certain key employees of the Company. These Restricted Shares shall vest over a four-year service period, with 25% of the Restricted Shares subject to vest on the first anniversary of the date of grant and the remaining 75% subject to vest in twelve quarterly installments.

The Company’s Restricted Shares’ activities for the year ended December 31, 2012 and 2013 are summarized below:

	Restricted Shares outstanding
	Restricted Shares	Weighted average remaining contractual life (in years)

Balances outstanding at January 1, 2012
Granted	281,540
Balances outstanding at December 31, 2012	281,540	5.34
Granted	34,286
Forfeited	(2,885)
Balances outstanding at December 31, 2013	312,941	4.49

The total fair value of Restricted Shares vested during the year ended December 31, 2012 and 2013 were RMBnil and RMB2,580, respectively.

For the year ended December 31, 2012 and 2013, the Group recorded share-based compensation of RMB2,380 and RMB2,152, respectively, related to the Restricted Shares using the graded-vesting method.

As of December 31, 2013, unrecognized compensation expenses relating to the non-vested Restricted Shares amounted to RMB1,883. These expenses are expected to be recognized over a weighted average period of 0.97 years.